Note 10 - Subsequent Events (Details Textual) - USD ($)				3 Months Ended
	Jan. 13, 2017	Dec. 30, 2016	Jul. 08, 2016	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2015
Debt Instrument, Convertible, Conversion Price						$ 0.25
Debt Conversion, Original Debt, Amount				$ 141,763	$ 206,934
One Year Convertible Notes [Member]
Proceeds from Convertible Debt		$ 250,000	$ 250,000
Debt Instrument, Interest Rate, Stated Percentage		3.00%	3.00%
Debt Instrument, Convertible, Conversion Price		$ 0.57	$ 0.45
Debt Conversion, Original Debt, Amount	$ 280,000
Debt Conversion, Converted Instrument, Shares Issued	640,889
Subsequent Event [Member] | One Year Convertible Notes [Member]
Debt Conversion, Original Debt, Amount	$ 280,000
Debt Conversion, Converted Instrument, Shares Issued	640,889
Unit Offering [Member] | Scenario, Forecast [Member]
Proceeds from Convertible Debt				$ 125,000
Debt Instrument, Interest Rate, Stated Percentage				12.00%
Debt Instrument, Convertible, Conversion Price				$ 0.70
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				219,298